Description of Organization and Summary of Significant Accounting Policies - Income Taxes and Recent Accounting Pronouncements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets	$ 0	$ 0	$ 4,000,319
Accumulated deficit	$ (137,208,163)	$ (99,870,749)	$ (10,073,191)
Minimum [Member]
Renewal term		1 year
Maximum [Member]
Renewal term		5 years
Cumulative effect adjustments | Accounting standards update 2023-08
Accumulated deficit		$ 16,000,000